Derivatives - Due to the ineffectiveness of hedge of cash flow risk and hedge of net investment in foreign operations during the year (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Cash Flow Hedges | Interest rate risk
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on hedges recognized in other comprehensive income	[1]	₩ 99,268		₩ (132,203)		₩ 15,492
Hedge ineffectiveness recognized in profit or loss	[1]	(512)	[2]	(47,854)	[2]	(49,882)
From cash flow hedge reserve to profit or loss Reclassified amount	[1]	(1,760)		(65)
Cash Flow Hedges | Discontinuation of cash flow hedges
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on hedges recognized in other comprehensive income		(5,531)
From cash flow hedge reserve to profit or loss Reclassified amount		14,659		9,270		8,799
Cash Flow Hedges | Foreign Exchange Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on hedges recognized in other comprehensive income	[1]	(10,294)		29,322		14,439
Hedge ineffectiveness recognized in profit or loss	[1]	(7,069)	[2]	(54,969)	[2]	(14,955)
From cash flow hedge reserve to profit or loss Reclassified amount	[1]	(25,698)		122,893		24,464
Hedges of net investment
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on hedges recognized in other comprehensive income		79,540		(128,674)		(44,594)
Hedge ineffectiveness recognized in profit or loss		(3,908)	[2]	(106,919)	[2]	(66,931)
From cash flow hedge reserve to profit or loss Reclassified amount		(12,799)		132,098		33,263
Hedges of net investment | Foreign Exchange Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on hedges recognized in other comprehensive income	[1]	(3,903)		(25,793)		(74,525)
Hedge ineffectiveness recognized in profit or loss	[1]	₩ 3,673	[2]	₩ (4,096)	[2]	₩ (2,094)

[1]	The related account categories are presented as interest rate swap assets / liabilities and currency swap assets / liabilities, currency forwards assets / liabilities and borrowings.
[2]	The hedge ineffectiveness is the difference between gains and losses on hedged items and hedging instruments.